Cash and cash equivalents - Summary of cash and cash equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about cash and cash equivalents [line items]
Cash on hand	¥ 0
Cash and cash equivalents	1,375,766	$ 210,845	¥ 139,954	$ 21,449	¥ 62,126	¥ 42,030
RMB deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	20,433		9,339
US$ deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	1,355,276		130,545
HK$ deposits
Disclosure of detailed information about cash and cash equivalents [line items]
Cash at bank	¥ 57		¥ 70